SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly owned subsidiaries. All material inter-company accounts and transactions have been eliminated in consolidation.

Presentation of Predecessor Financial Statements

The financial statements covered by the Predecessor have been prepared for the purpose of complying with the rules and regulations of the U.S. Securities and Exchange Commission. The Isaac Mizrahi Business was not a separate legal entity, thus the financial statements are not necessarily indicative of the results of operations that would have occurred if the Isaac Mizrahi Business had been operated as a separate legal entity.

All of the allocations and estimates in the accompanying Predecessor financial statements are based on assumptions that IM Ready and Xcel management (collectively “management”) believe are reasonable, and reasonably approximate the historical costs that the Isaac Mizrahi Business would have incurred as a separate entity. However, these allocations and estimates are not necessarily indicative of the costs and expenses that would have resulted if the Isaac Mizrahi Business had been operated as a separate entity. The allocation of expenses were made to comply with the guidance provided by Staff Accounting Bulletin Topic 1B1, “Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of another Entity”.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Fair Value of Financial Instruments

The carrying amounts of the Company’s assets and liabilities approximate their fair value presented in the accompanying Consolidated Balance Sheets, due to their short maturities.

Trademarks, Goodwill and Other Intangible Assets

Goodwill represents the excess of cost over the fair value of net assets of businesses acquired. The Company accounts for goodwill under the guidance of the Accounting Standards Codification (“ASC”) Topic 350 – “Intangibles: Goodwill and Other”. Goodwill and other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment, at least annually, in accordance with this guidance. This guidance also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment.

In accordance with the guidance of ASC Topic 350, long-lived assets, such as property and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Contingent Obligations

Management will analyze and quantify the expected earn-out payments over the applicable pay-out period.  Management will assess no less frequently than each reporting period the status of contingent obligations and any expected changes in the fair market value of such contingent obligations.  Any change in the expected obligation will result in an expense or income recognized in the period in which it is determined fair market value of the carrying value has changed. There was no change in the contingent obligation for the three months ended March 31, 2012.

Income Taxes

Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

Significant Contracts

QVC Agreement

In connection with the Company’s agreement with QVC, Inc. (“QVC”) QVC is required to pay royalties based primarily on a percentage of QVC's net sales of Isaac Mizrahi branded merchandise. QVC royalty revenue represents a significant portion of the Company’s total revenues. Royalties from QVC totaled $1,900,000 and $1,650,000 for the Current Quarter and the Prior year Quarter, respectively, representing 65% and 63% of the Company’s total revenues, respectively. As of March 31, 2012, the Company had a receivable from QVC in the amount of $1,900,000, representing 78% of the Company’s receivables. As of March 31, 2011, the Predecessor had a receivable from QVC in the amount of $1,650,000 representing 90% of the Predecessor’s receivables.

LC Agreement

In connection with the Company’s agreement with Liz Claiborne, Inc. (“LC”) (the LC Agreement”) LC is required to pay the Company royalties based primarily on a percentage of royalties LC receives from QVC under a separate license agreement between LC and QVC (the “LC Agreement”). Revenues from the LC Agreement totaled $375,000 and $200,000 for the Current Quarter and the Prior Year Quarter, respectively, representing 13% and 7% of the Company’s total revenues. As of March 31, 2012, the Company had a receivable from LC in the amount of $569,000, representing 22% of the Company’s receivables. As of March 31, 2011, the Predecessor had a receivable from LC in the amount of $183,000 representing 10% of the Predecessor’s receivables.

LC/QVC Design fees

In connection with the Company’s design agreement with QVC for the term of the LCNY Agreement (the “Design Agreement”), QVC is required to provide certain design fees of the Company related to the Liz Claiborne New York brand.  Revenues from the Design Agreement totaled approximately $275,000 and $275,000 for the Current Quarter and the Prior Year Quarter, respectively, representing 9% and 9% of the Company’s total revenues.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of a sale arrangement exists, delivery has occurred and services have been rendered, the sales price is fixed and determinable, and collectability is reasonable assured. The Company has two primary types of revenues: (i) royalties based on the sale of products by its licensees or other contractual partners, and (ii) design service fees based on services provided. Revenues from royalties are recognized when earned, which includes guaranteed minimum royalties, if any, and additional revenues based on a percentage of defined sales by our licensees or other contractual partners for each period. Royalties exceeding the guaranteed minimum amounts are recognized as income during the period that corresponds to the licensee’s or partner’s sales.

Design service fees are recorded and recognized in accordance with the terms and conditions of each design fee contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight line basis each base fee as stated in each design fee service agreement for the covered period and, if applicable, we recognize additional payments received that relate to a future period as deferred revenue, until service is provided or revenue is othewise earned.

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the consolidated statement of operations.  The fair value of the Company’s stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the awards.  For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Earnings per Share

Basic earnings per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of restricted stock-based awards and common shares issuable upon exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options outstanding were exercised and all convertible notes have been converted into common stock.

As of March 31, 2012, of the total potentially dilutive shares related to restricted stock-based awards, stock options and warrants, 741,251 were anti-dilutive and not included in the computation of diluted shares outstanding. There are no comparative results for the prior year quarter.

A reconciliation of weighted average shares used in calculating basic and diluted earnings per share follows:

For the Three Months Ended March 31, 2012

Basic	5,810,180
Effect of warrants and options	745,993
Diluted	6,556,173

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Xcel Brands, Inc. and its wholly owned subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and in accordance with the SEC’s accounting rules under Regulation S-X. All material inter-company accounts and transactions have been eliminated in consolidation.

Presentation of Predecessor Financial Statements

The financial statements covered by the Predecessor have been prepared for the purpose of complying with the rules and regulations of the U.S. Securities and Exchange Commission. The Isaac Mizrahi Business ("Licensing Business") is not a separate legal entity, thus the financial statements are not necessarily indicative of the results of operations that would have occurred if the Licensing Business had been operated as a separate legal entity. IM Ready’s net investment in the Licensing Business (“Parent’s Equity in Unit”) is shown in lieu of stockholders’ equity in the financial statements.

All of the allocations and estimates in the accompanying Predecessor financial statements are based on assumptions that IM Ready and Xcel management (collectively “management”) believe are reasonable, and reasonably approximate the historical costs that the Licensing Business would have incurred as a separate entity. However, these allocations and estimates are not necessarily indicative of the costs and expenses that would have resulted if the Licensing Business had been operated as a separate entity. The allocation of expenses were made to comply with the guidance provided by Staff Accounting Bulletin Topic 1B1, “Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of another Entity”.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Actual results could be affected by those estimates.

Cash and cash equivalents

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value of Financial Instruments

The carrying amounts of the Company’s assets and liabilities approximate their fair value presented in the accompanying Consolidated Balance Sheets, due to their short maturities.

Property and Equipment

Furniture and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.

Trademarks, Goodwill and Other Intangible Assets

Goodwill represents the excess of cost over the fair value of net assets of businesses acquired. The Company accounts for goodwill under the guidance of the Accounting Standards Codification (“ASC”) Topic 350 – “Intangibles: Goodwill and Other”. Goodwill and other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment, at least annually, in accordance with this guidance. This guidance also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment.

In accordance with the guidance of ASC Topic 350, long-lived assets, such as property and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Deferred Finance Costs

Costs incurred in connection with debt offerings are deferred and amortized as interest expense over the term of the related debt using the effective interest method. The amortization expense is included in interest expense in the consolidated statements of operations.

Contingent Obligations

Management will analyze and quantify the expected earn-out payments over the applicable pay-out period.  Management will assess no less frequently than each reporting period the status of contingent obligations. Any change in the expected obligation will result in an expense or income recognized in the period in which it is determined fair market value of the carrying value has changed.

Income Taxes

Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities. Deferred income taxes are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted rates in effect during the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. Tax positions shall initially be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a probability of fifty percent (50%) or greater of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

Revenue recognition

The Company recognizes revenue when persuasive evidence of a sale arrangement exists, delivery has occurred and services have been rendered, the sales price is fixed and determinable, and collectability is reasonable assured. The Company has two types of revenues: (i) royalties based on the sale of products by its licensees or other contractual partners, and (ii) design service fees based on services provided. Revenues from royalties are recognized when earned, which includes guaranteed minimum royalties, if any, and additional revenues based on a percentage of defined sales by our licensees or other contractual partners for each period. Royalties exceeding the guaranteed minimum amounts are recognized as income during the period that corresponds to the licensee’s or partner’s sales.

Design service fees are recorded and recognized in accordance with the terms and conditions of each design fee contract, including the Company meeting its obligations and providing the relevant services under each contract.  Generally, we record on a straight line basis each base fee as stated in each design fee service agreement for the covered period and, if applicable, we recognize additional payments received that is related to a future period as deferred revenue, until service is provided or revenue is earned.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. We limit our credit risk with respect to cash by maintaining cash balances with quality financial institutions. At December 31, 2011, our cash and cash equivalents exceeded FDIC limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the limited amount of outstanding receivables and due to the nature of our royalty revenues. Generally, we do not require collateral or other security to support accounts receivables.

Significant Contracts

QVC Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company acquired a direct-to-retail license agreement with QVC that was entered into in January 2009 and amended and restated on September 29, 2011 in connection with the acquisition (as amended, the “QVC Agreement”). Pursuant to the QVC Agreement, the Company designs, and QVC sources and sells, various products under the “IsaacMizrahiLIVE” brand.  The IsaacMizrahiLIVE licensing program launched on QVC in 2010, and includes the sale of products across various categories including apparel, footwear, handbags, accessories, kitchen, soft home, and food through QVC’s television media and related Internet sites primarily in the United States. The initial term of the QVC Agreement continues through September 30, 2015, and renews automatically for successive one-year periods unless terminated by either party. Under the QVC Agreement, QVC has agreed to pay royalties based primarily on a percentage of QVC's net sales of Isaac Mizrahi branded merchandise. Royalty revenues from QVC totaled approximately $1,936,000 for the period from September 29, 2011 to December 31, 2011 (the Successor period), representing 67% of the Company’s total revenues. Royalty revenues from QVC totaledapproximately $5,436,000 and $4,492,000 for the period from January 1, 2011 to September 28, 2011, and the year ending December 31, 2010, respectively (the Predecessor periods) , which represents 62% and 46% of total revenues for the Isaac Mizrahi Business, respectively. As of December 31, 2011, the Company had a receivable from QVC in the amount of $1,900,000, representing 87% of the Company’s receivables. As of September 28, 2011 and December 31, 2010, the Predecessor had a receivable from QVC in the amount of $1,650,000 and $1,650,000 representing 85% and 93% of the Predecessor’s receivables, respectively.

LCNY Agreement

In connection with the acquisition of the Isaac Mizrahi Business, the Company assumed and entered into an amended and restated agreement (the “LCNY Agreement”) with Liz Claiborne, Inc. (“LC”) dated September 29, 2011.  Pursuant to the LCNY Agreement, the Company provides design services to LC for the “Liz Claiborne New York” brand, which is sold exclusively through QVC. The initial term of the LCNY Agreement continues through July 31, 2013. Under the LC Agreement, LC has agreed to pay the Company royalties based primarily on a percentage of royalties LC receives from QVC under a separate license agreement between LC and QVC. Revenues under the LCNY Agreement totaled approximately $383,000 for the period from September 29, 2011 to December 31, 2011, representing 13% of the Company’s total revenues. Revenues from the LCNY Agreement (and a previous design agreement with LC) totaled approximately $2,455,000 and $2,723,000 for the periods from January 1, 2011 to September 28, 2011, and the year ending December 31, 2010, respectively, representing 28% and 28% of total revenues for the Isaac Mizrahi Business, respectively. The revenues during the Predecessor period includes amortized revenue of $1,748,000 and $2,347,000 for the periods from January 1, 2011 to September 28, 2011 and the year ended December 31, 2010, respectively that relates to a one-time fee of $9,000,000 that the Predecessor received from LC in 2009, which was recorded as a deferred royalty payment (other liabilities) on the balance sheet in the financial statements of the Predecessor. This amount was being amortized by the Predecessor on a straight line basis over the life of the LCNY Agreement. Following its acquisition of the Isaac Mizrahi Business, the Company is not receiving the benefits of the one-time payment and has not recorded any deferred royalty payment as a result of the one-time payment.

LC/QVC Design fees

In connection with the Transactions, the Company also assumed an agreement with QVC whereby the Company will receive an annual design fee from QVC for the term of the LCNY Agreement (the “Design Agreement”), which fee is intended to cover certain design expenses of the Company related to the Liz Claiborne New York brand.  Revenues from the Design Agreement totaled approximately $282,000for the period from September 29, 2011 to December 31, 2011, or 10% of the Company’s total revenues. Revenues from the Design Agreement totaled approximately $818,000 and $1,100,000 for the periods from January 1, 2011 to September 28, 2011 and the year ended December 31, 2010, respectively, representing 9% and 11% of total revenues for the Isaac Mizrahi Business, respectively.

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the consolidated statement of operations.  The fair value of the Company’s stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the awards.  For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Restricted Stock

Compensation cost for restricted stock is measured using the market price of the Company’s common stock at the date the common stock is granted. The compensation cost is recognized over the period between the issue date and the date any restrictions lapse.

Earnings per Share

Basic earnings per share excludes dilution and is computed by dividing net income (or loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into common stock.

As of December 31, 2011, 267,701 shares issuable upon exercise of options and 473,550 shares issuable upon exercise of warrants were excluded from the calculation of earnings per share because they were anti-dilutive.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.